Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 339,257	$ 184,671	$ 357,458
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	10,857	(20,402)	(65,607)
Pension and Other Postretirement Benefit Liabilities
Net (Loss) Gain Arising During the Period	(3,489)	38,679	(83,770)
Prior Service Cost Arising During the Period	61	196	349
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	(121)	(41)	(6)
Less: Amortization of Net Loss and Settlement Recognition	16,738	25,444	18,898
Effect of Exchange Rates on Amounts Included for Pensions	(1,814)	1,986	2,009
Pension and Other Postretirement Benefit Liability Adjustments	11,375	66,264	(62,520)
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding (Losses) Gains During the Period	(1,459)	8,250	(9,049)
Less: Reclassification Adjustments for (Gains) Included in Net Income	(1,835)	(2,248)	(2,793)
Unrealized (Loss) Gain on Securities	(3,294)	6,002	(11,842)
Unrealized (Loss) Gain on Derivatives	(359)	16
Other Comprehensive Income (Loss), Before Tax	18,579	51,880	(139,969)
Income Tax (Benefit) Expense Related to Components of Other Comprehensive Income	(3,773)	(23,863)	32,030
Other Comprehensive Income (Loss), After Tax	14,806	28,017	(107,939)
Comprehensive Income	354,063	212,688	249,519
Less: Comprehensive Income Attributable to Noncontrolling Interests	1,354	2,804	2,706
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 352,709	$ 209,884	$ 246,813